(7) Debt Obligations: Schedule of Future Minimum Lease Payments for Capital Leases (Details) (Scenario, Previously Reported, USD $)	Jun. 30, 2013
Scenario, Previously Reported
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 161,857
Capital Leases, Future Minimum Payments Due in Two Years	112,383
Capital Leases, Future Minimum Payments Due in Three Years	55,916
Capital Leases, Future Minimum Payments Due in Four Years	9,797
Total minimum lease payments	339,953
Total minimum lease payment interest	(67,445)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	272,508
Total minimum lease payment Current Portion	(131,072)
Total minimum lease payment Obligation	$ 141,436